FAIR VALUE MEASUREMENT (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Assets:
Equity securities	$ 4,428		$ 4,051
Government and corporate debentures	45,104		14,425
Foreign currency derivative contracts	87		0
Total financial assets	49,619		18,476
Liabilities:
Contingent consideration	2,607	[1]	13,740	[1]
Total financial liabilities	2,607		13,740
Redeemable non-controlling interest	10,313	[1]	23,529	[1]
Fair Value, Inputs, Level 1 [Member]
Assets:
Equity securities	4,428		4,051
Government and corporate debentures	12,006		14,210
Foreign currency derivative contracts	0		0
Total financial assets	16,434		18,261
Liabilities:
Contingent consideration	0	[1]	0	[1]
Total financial liabilities	0		0
Redeemable non-controlling interest	0	[1]	0	[1]
Fair Value, Inputs, Level 2 [Member]
Assets:
Equity securities	0		0
Government and corporate debentures	33,098		215
Foreign currency derivative contracts	87		0
Total financial assets	33,185		215
Liabilities:
Contingent consideration	0	[1]	0	[1]
Total financial liabilities	0		0
Redeemable non-controlling interest	0	[1]	0	[1]
Fair Value, Inputs, Level 3 [Member]
Assets:
Equity securities	0		0
Government and corporate debentures	0		0
Foreign currency derivative contracts	0		0
Total financial assets	0		0
Liabilities:
Contingent consideration	2,607	[1]	13,740	[1]
Total financial liabilities	2,607		13,740
Redeemable non-controlling interest	$ 10,313	[1]	$ 23,529	[1]

[1]	The fair value of redeemable non-controlling interest and contingent consideration was determined based on the present value of the future expected cash flow.